Basis of preparation - Going concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Material accounting policies Abstract
Profit (loss) from continuing operations	$ (520,182)	$ 432,200
Profit or (Loss) for the year	(520,182)	432,200
Accumulated losses	(339,052,501)		$ (338,532,319)
negative operating cash flows	$ (2,018,433)	$ (250,110)